Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 29,185	$ 83,205	$ 50,088	$ 62,362	$ 71,206	$ 2,965
Cost of revenue	(16,661)	(76,960)	(30,063)	(24,888)	(27,381)	(1,356)
Gross profit	12,524	6,245	20,025	37,474	43,825	1,609
Expenses
General and administrative expenses	(30,244)	(45,326)	(31,938)	(21,075)	(15,923)	(12,484)
Selling and marketing expenses	(1,819)	(3,016)	(3,800)	(6,199)	(6,998)	(6,460)
Total operating expenses	(32,063)	(48,342)	(35,738)	(27,274)	(22,921)	(18,944)
Net (loss) income from operations	(19,539)	(42,097)	(15,713)	10,200	20,904	(17,335)
Other (expense) income, net	63,680	(7,963)	(34,812)	(49,700)	42	(253)
Interest income	49	85	186	382	1,326	2,357
Income (loss) before income tax	44,190	(49,975)	(50,339)	(39,118)	22,272	(15,231)
Income tax benefit (expense)	(15,044)	(473)	(2,525)	(14,315)	(6,579)	2,040
Consolidated net (loss) income	29,146	(50,448)	(52,864)	(53,433)	15,693	(13,191)
Foreign currency translation adjustment	13,549	(3,048)	(20,398)	5,485	13,597	(3,136)
Other comprehensive (loss) income	13,549	(3,048)	(20,398)	5,485	13,597	(3,136)
Consolidated comprehensive (loss) income	$ 42,695	$ (53,496)	$ (73,262)	$ (47,948)	$ 29,290	$ (16,327)
Basic (loss) earnings per share	$ 0.5	$ (0.97)	$ (1.34)	$ (1.36)	$ 0.4	$ (0.34)
Diluted (loss) earnings per share	$ 0.49	$ (0.97)	$ (1.34)	$ (1.36)	$ 0.4	$ (0.34)